Reinsurance Assets - Summary of Reinsurance Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reinsurance [abstract]
Long-term insurance contracts ceded	¥ 4,228	¥ 3,839
Due from reinsurance companies	1,135	808
Ceded unearned premiums	523	369
Claims recoverable from reinsurers	209	145
Total	6,095	5,161
Current	1,867	1,318
Non-current	4,228	3,843
Total	¥ 6,095	¥ 5,161